DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2023
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Variable Interest Entity Information

	December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	16,031	2,520
Amounts due from TCTM and its wholly-owned subsidiaries	120,746	104,642
Prepaid expenses and other current assets	1,191	62,550
Current assets of discontinued operations held for sale	9,127	36,779
Total current assets	147,095	206,491

Property and equipment, net	1,977	2,052
Long term investments	27,000	34,852
Right-of-use assets	8,405	9,209
Other non-current assets	322	258
Non-current assets of discontinued operations held for sale	1,690	—
Total assets	186,489	252,862

Accounts payable	42	2,713
Deferred revenue-current	70,284	114,975
Operating lease liabilities-current	4,124	4,440
Income taxes payable	12	79
Accrued expenses and other current liabilities	59,729	30,762
Amounts due to TCTM and its wholly-owned subsidiaries	7,631	23,676
Current liabilities of discontinued operations held for sale	72,267	100,392
Total current liabilities	214,089	277,037

Operating lease liabilities-non current	4,176	4,252
Non-current liabilities of discontinued operations held for sale	257	—
Total liabilities	218,522	281,289

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	16,673	40,755	90,661
Net (loss) income from continuing operations	(21,541)	8,554	(7,241)
Net (loss) income from discontinued operation	(17,531)	(7,299)	10,847
Net (loss) income	(39,072)	1,255	3,606
Net cash provided by (used in) operating activities	10,308	7,722	(17,817)
Net cash provided by investing activities	—	19,975	—
Net cash (used in) provided by financing activities	(3,437)	5,762	(7,192)

Net revenues | Product concentration
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Revenue Concentration

	Year Ended December 31,
	2021	2022	2023
Childhood & adolescent Robotics Programming	30.3%	49.2%	46.4%
Childhood & adolescent Computer Programming	39.8%	34.2%	24.1%
Total net revenues from continuing operation	70.1%	83.4%	70.5%